UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-00524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/14

The following Form N-Q relates only to Dreyfus High Yield Fund and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Fund
September 30, 2014 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--93.6%	Rate (%)	Date	Amount ($) [a]		Value ($)
Aerospace & Defense--1.3%
Bombardier,
Sr. Unscd. Notes	6.00	10/15/22	2,140,000	b,c	2,131,975
Bombardier,
Sr. Unscd. Notes	7.75	3/15/20	4,425,000	b,c	4,846,260
CPI International,
Gtd. Notes	8.75	2/15/18	3,410,000	d	3,546,400
TransDigm,
Gtd. Notes	6.00	7/15/22	1,760,000	c	1,740,200
TransDigm,
Gtd. Notes	6.50	7/15/24	4,215,000	c	4,204,462
					16,469,297
Automotive--1.1%
Gates Global,
Gtd. Notes	6.00	7/15/22	3,400,000	b,c	3,213,000
General Motors Financial,
Gtd. Notes	3.25	5/15/18	585,000		589,387
Gestamp Funding Luxembourg,
Sr. Scd. Notes	5.63	5/31/20	7,595,000	c	7,708,925
Goodyear Tire & Rubber,
Gtd. Notes	8.25	8/15/20	2,000,000		2,150,000
Schaeffler Finance,
Sr. Scd. Notes	7.75	2/15/17	1,100,000	c	1,201,750
					14,863,062
Banking--3.4%
Ally Financial,
Gtd. Notes	4.75	9/10/18	2,885,000		2,964,337
Ally Financial,
Gtd. Notes	7.50	9/15/20	5,080,000		5,867,400
Ally Financial,
Gtd. Notes	8.00	11/1/31	1,190,000		1,487,500

Barclays,
Jr. Sub. Bonds	EUR	6.50	6/15/49	3,610,000	d	4,388,649
Lloyds Banking Group,
Jr. Sub. Bonds		6.27	11/29/49	4,409,000	c,d	4,524,736
Lloyds Banking Group,
Jr. Sub. Notes		6.66	1/29/49	3,260,000 b,c,d		3,528,950
Lloyds Banking Group,
Jr. Sub. Bonds		7.50	4/30/49	10,091,000	d	10,418,957
Royal Bank of Scotland Group,
Jr. Sub. Notes	EUR	5.50	11/29/49	3,250,000		3,970,498
Royal Bank of Scotland Group,
Sub. Notes		6.00	12/19/23	2,460,000		2,583,482
Royal Bank of Scotland Group,
Sub. Notes		6.13	12/15/22	3,660,000		3,880,138
Royal Bank of Scotland,
Sub. Notes		9.50	3/16/22	1,030,000	d	1,176,399
						44,791,046
Building Materials--1.8%
Allegion US Holding,
Gtd. Notes		5.75	10/1/21	4,690,000		4,807,250
American Builders & Contractors
Supply, Sr. Unscd. Notes		5.63	4/15/21	3,490,000	c	3,428,925
Building Materials Corp. of
America, Gtd. Notes		7.50	3/15/20	3,350,000	c	3,517,500
Cemex,
Sr. Scd. Notes		9.50	6/15/18	2,500,000	c	2,796,125
Gibraltar Industries,
Gtd. Notes		6.25	2/1/21	3,240,000	d	3,337,200
Nortek,
Gtd. Notes		8.50	4/15/21	2,000,000		2,160,000
Ply Gem Industries,
Sr. Unscd. Notes		6.50	2/1/22	1,500,000	c	1,430,625
RSI Home Products,
Scd. Notes		6.88	3/1/18	2,304,000	c	2,413,440
						23,891,065
Cable-Satellite--6.3%
Cablevision Systems,
Sr. Unscd. Notes		8.63	9/15/17	2,435,000		2,711,981

CCO Holdings,
Gtd. Notes	5.75	9/1/23	1,585,000	b	1,583,019
CCO Holdings,
Gtd. Notes	6.63	1/31/22	7,035,000		7,413,131
Cequel Communications Holdings I,
Sr. Unscd. Notes	6.38	9/15/20	7,540,000	c	7,794,475
CSC Holdings,
Sr. Unscd. Notes	6.75	11/15/21	2,550,000		2,725,822
DISH DBS,
Gtd. Notes	6.75	6/1/21	6,840,000		7,370,100
Intelsat Jackson Holdings,
Gtd. Notes	7.25	10/15/20	7,040,000		7,462,400
Intelsat Luxembourg,
Gtd. Bonds	7.75	6/1/21	10,250,000		10,480,625
Numericable Group,
Sr. Scd. Bonds	6.00	5/15/22	4,155,000	c	4,191,356
Numericable Group,
Sr. Scd. Bonds	6.25	5/15/24	5,640,000	c	5,632,950
RCN Telecom Services,
Sr. Unscd. Notes	8.50	8/15/20	5,920,000	c	6,068,000
Unitymedia Hessen & Co.,
Sr. Scd. Notes	7.50	3/15/19	4,235,000	c	4,499,687
UPCB Finance V,
Sr. Scd. Notes	7.25	11/15/21	4,225,000	c	4,541,875
Virgin Media Finance,
Sr. Unscd. Notes	6.00	10/15/24	1,330,000	c	1,336,650
Virgin Media Finance,
Gtd. Notes	6.38	4/15/23	4,100,000	c	4,253,750
Virgin Media Secured Finance,
Sr. Scd. Notes	5.38	4/15/21	1,375,000	c	1,392,187
Wave Holdco,
Sr. Unscd. Notes	8.25	7/15/19	1,995,000	c	2,054,850
					81,512,858
Chemicals--3.0%
Axalta Coating Systems/Dutch,
Gtd. Notes	7.38	5/1/21	7,620,000	b,c	8,210,550
Hexion U.S. Finance,
Sr. Scd. Notes	6.63	4/15/20	3,350,000		3,383,500

Hexion U.S. Finance,
Sr. Scd. Notes		8.88	2/1/18	4,060,000		4,146,275
Hexion U.S. Finance,
Scd. Notes		9.00	11/15/20	2,755,000	b	2,637,912
Huntsman International,
Gtd. Notes		8.63	3/15/21	1,300,000	b	1,410,500
INEOS Group Holdings,
Gtd. Notes		6.13	8/15/18	5,771,000	b,c	5,778,214
INEOS Group Holdings,
Gtd. Notes	EUR	6.50	8/15/18	2,345,000	b	3,042,964
Pinnacle Operating,
Scd. Notes		9.00	11/15/20	3,420,000	b,c	3,659,400
Rentech Nitrogen Partners,
Scd. Notes		6.50	4/15/21	2,725,000	c	2,718,187
TPC Group,
Sr. Scd. Notes		8.75	12/15/20	4,005,000	c	4,275,337
						39,262,839
Construction Machinery--2.0%
Ahern Rentals,
Scd. Notes		9.50	6/15/18	2,980,000	b,c	3,196,050
Ashtead Capital,
Scd. Notes		5.63	10/1/24	2,215,000	c	2,231,613
Ashtead Capital,
Scd. Notes		6.50	7/15/22	4,457,000	c	4,746,705
H&E Equipment Services,
Gtd. Notes		7.00	9/1/22	3,245,000		3,480,262
Jurassic Holdings III,
Scd. Notes		6.88	2/15/21	7,780,000	c	7,799,450
Manitowoc,
Gtd. Notes		8.50	11/1/20	2,000,000		2,160,000
NCSG Crane Rental & Heavy Haul
Services, Scd. Notes		9.50	8/15/19	2,810,000	c	2,897,812
						26,511,892
Consumer Cyclical Services--1.7%
Reliance Intermediate Holdings,
Sr. Scd. Notes		9.50	12/15/19	5,580,000	c	5,859,000
ServiceMaster,
Gtd. Notes		7.00	8/15/20	2,493,000		2,605,185

ServiceMaster,
Gtd. Notes	8.00	2/15/20	2,435,000		2,587,187
West,
Gtd. Notes	5.38	7/15/22	11,325,000	c	10,475,625
					21,526,997
Diversified Manufacturing--2.0%
Accudyne Industries,
Gtd. Notes	7.75	12/15/20	4,780,000	c	4,983,150
Dynacast International,
Scd. Notes	9.25	7/15/19	5,875,000		6,315,625
EnPro Industries,
Gtd. Notes	5.88	9/15/22	2,310,000	c	2,353,313
Gardner Denver,
Sr. Unscd. Notes	6.88	8/15/21	4,010,000	b,c	4,040,075
Griffon,
Gtd. Notes	5.25	3/1/22	3,170,000		3,031,312
Rexel,
Sr. Unscd. Notes	6.13	12/15/19	4,515,000	c	4,650,450
					25,373,925
Electric--2.4%
AES,
Sr. Unscd. Notes	7.38	7/1/21	9,565,000		10,760,625
AES,
Sr. Unscd. Notes	8.00	6/1/20	1,045,000		1,204,362
Calpine,
Sr. Unscd. Notes	5.38	1/15/23	2,160,000		2,092,500
Calpine,
Sr. Scd. Notes	6.00	1/15/22	7,029,000	c	7,468,313
Calpine,
Sr. Scd. Notes	7.88	1/15/23	5,000	c	5,475
NRG Energy,
Gtd. Notes	6.25	7/15/22	3,650,000	c	3,761,781
NRG Energy,
Gtd. Notes	6.63	3/15/23	1,605,000		1,661,175
NRG Energy,
Gtd. Notes	7.88	5/15/21	4,090,000		4,417,200
					31,371,431
Energy--14.3%

Antero Resources,
Gtd. Notes	5.13	12/1/22	5,510,000	c	5,365,362
Antero Resources Finance,
Gtd. Notes	5.38	11/1/21	2,590,000		2,586,762
Athlon Holdings,
Gtd. Notes	6.00	5/1/22	8,230,000	b,c	8,847,250
Bonanza Creek Energy,
Gtd. Notes	6.75	4/15/21	7,345,000		7,602,075
Carrizo Oil & Gas,
Gtd. Notes	7.50	9/15/20	6,395,000		6,682,775
Chesapeake Energy,
Gtd. Notes	5.75	3/15/23	3,300,000		3,531,000
Chesapeake Energy,
Gtd. Notes	6.13	2/15/21	1,900,000	b	2,075,750
Chesapeake Energy,
Gtd. Notes	6.63	8/15/20	4,635,000		5,135,580
Crestwood Midstream Partners,
Gtd. Notes	6.13	3/1/22	8,080,000		8,140,600
Diamondback Energy,
Gtd. Notes	7.63	10/1/21	5,926,000	c	6,414,895
Ferrellgas,
Sr. Unscd. Notes	6.50	5/1/21	1,000,000		982,500
Ferrellgas,
Sr. Unscd. Notes	6.75	1/15/22	6,686,000		6,552,280
Ferrellgas Partners,
Sr. Unscd. Notes	8.63	6/15/20	1,585,000		1,656,325
Forum Energy Technologies,
Gtd. Notes	6.25	10/1/21	5,395,000		5,570,337
Genesis Energy,
Gtd. Notes	5.63	6/15/24	3,370,000		3,256,263
Genesis Energy,
Gtd. Notes	5.75	2/15/21	3,540,000		3,473,625
Halcon Resources,
Gtd. Notes	8.88	5/15/21	3,185,000		3,153,150
Halcon Resources,
Gtd. Notes	9.75	7/15/20	7,300,000		7,464,250
Hercules Offshore,
Gtd. Notes	8.75	7/15/21	6,155,000	c	5,385,625

Jones Energy Holdings,
Gtd. Notes	6.75	4/1/22	6,232,000	c	6,247,580
MEG Energy,
Gtd. Notes	6.50	3/15/21	4,715,000	c	4,856,450
Newfield Exploration,
Sr. Sub. Notes	6.88	2/1/20	2,655,000		2,781,112
Northern Oil and Gas,
Sr. Unscd. Notes	8.00	6/1/20	5,890,000		6,007,800
Oasis Petroleum,
Gtd. Notes	6.88	3/15/22	8,700,000		9,222,000
Offshore Group Investment,
Sr. Scd. Notes	7.13	4/1/23	2,220,000	b	1,967,475
Offshore Group Investment,
Sr. Scd. Notes	7.50	11/1/19	4,350,000	b	4,056,375
Parker Drilling,
Gtd. Notes	6.75	7/15/22	4,870,000	c	4,918,700
Precision Drilling,
Gtd. Notes	6.50	12/15/21	745,000		771,075
Precision Drilling,
Gtd. Notes	6.63	11/15/20	5,170,000		5,389,725
Rex Energy,
Gtd. Notes	8.88	12/1/20	7,030,000		7,592,400
Rose Rock Midstream,
Gtd. Notes	5.63	7/15/22	5,160,000	c	5,121,300
Rosetta Resources,
Gtd. Notes	5.63	5/1/21	5,469,000		5,359,620
Rosetta Resources,
Gtd. Notes	5.88	6/1/22	691,000		691,864
Rosetta Resources,
Gtd. Notes	5.88	6/1/24	1,575,000		1,549,406
RSP Permian,
Gtd. Notes	6.63	10/1/22	1,285,000	c	1,294,637
Sanchez Energy,
Gtd. Notes	6.13	1/15/23	2,585,000	c	2,566,388
Sanchez Energy,
Gtd. Notes	7.75	6/15/21	5,350,000		5,751,250
Unit,
Gtd. Notes	6.63	5/15/21	7,700,000		7,757,750

Welltec,
Sr. Scd. Notes		8.00	2/1/19	8,135,000	c	8,480,737
						186,260,048
Environmental--1.5%
Abengoa Finance,
Gtd. Notes		7.75	2/1/20	6,407,000	c	6,919,560
Abengoa Finance,
Gtd. Notes		8.88	11/1/17	1,900,000	c	2,085,250
Abengoa Greenfield,
Gtd. Notes		6.50	10/1/19	1,320,000	c	1,316,700
ADS Waste Holdings,
Gtd. Notes		8.25	10/1/20	8,410,000		8,809,475
						19,130,985
Finance Companies--4.7%
Aercap Aviation Solution,
Gtd. Notes		6.38	5/30/17	1,325,000		1,404,500
American Capital,
Sr. Unscd. Notes		6.50	9/15/18	4,265,000	c	4,392,950
Cabot Financial,
Sr. Scd. Notes	GBP	10.38	10/1/19	2,250,000		3,974,313
CIT Group,
Sr. Unscd. Notes		5.00	8/15/22	2,110,000		2,123,187
CIT Group,
Sr. Unscd. Notes		5.50	2/15/19	2,000,000	c	2,098,750
FTI Consulting,
Gtd. Notes		6.75	10/1/20	4,830,000		5,041,312
Icahn Enterprises,
Gtd. Notes		5.88	2/1/22	3,150,000		3,165,750
Icahn Enterprises,
Gtd. Notes		6.00	8/1/20	3,120,000		3,221,400
International Lease Finance,
Sr. Unscd. Notes		8.25	12/15/20	7,840,000	b	9,280,600
International Lease Finance,
Sr. Unscd. Notes		8.63	1/15/22	2,395,000		2,927,887
International Lease Finance,
Sr. Unscd. Notes		8.88	9/1/17	1,875,000		2,132,812
Ladder Capital Finance Holdings,
Sr. Unscd. Notes		7.38	10/1/17	8,155,000		8,664,687

Navient,
Sr. Unscd. Notes		8.00	3/25/20	1,850,000		2,078,937
Navient,
Sr. Unscd. Notes		8.45	6/15/18	5,970,000		6,731,175
Provident Funding Associates,
Gtd. Notes		6.75	6/15/21	4,300,000	c	4,278,500
						61,516,760
Food & Beverages--1.3%
Anna,
Sr. Unscd. Notes		7.75	10/1/22	5,005,000	c	5,042,537
Bakkavor Finance 2,
Sr. Scd. Notes	GBP	8.25	2/15/18	1,620,000		2,718,165
Bakkavor Finance 2,
Sr. Scd. Notes	GBP	8.75	6/15/20	2,250,000		3,871,889
Post Holdings,
Gtd. Notes		7.38	2/15/22	5,900,000	b	5,855,750
						17,488,341
Gaming--1.8%
MGM Resorts International,
Gtd. Note		6.63	12/15/21	1,813,000		1,921,780
MGM Resorts International,
Gtd. Notes		7.75	3/15/22	6,190,000		6,901,850
Penn National Gaming,
Sr. Unscd. Notes		5.88	11/1/21	5,495,000	b	5,096,612
Pinnacle Entertainment,
Gtd. Notes		6.38	8/1/21	3,220,000	b	3,381,000
Pinnacle Entertainment,
Gtd. Notes		7.50	4/15/21	5,230,000		5,465,350
						22,766,592
Health Care--4.5%
CHS/Community Health Systems,
Gtd. Notes		6.88	2/1/22	8,215,000	c	8,584,675
ConvaTec Finance International,
Sr. Unscd. Notes		8.25	1/15/19	6,075,000	c	6,185,109
HCA,
Sr. Scd. Notes		6.50	2/15/20	7,510,000		8,223,450
HCA,
Gtd. Notes		7.50	2/15/22	7,065,000	b	7,965,787

Kindred Healthcare,
Gtd. Notes		6.38	4/15/22	4,345,000	c	4,258,100
Physio-Control International,
Sr. Scd. Notes		9.88	1/15/19	5,199,000	c	5,588,925
Tenet Healthcare,
Sr. Unscd. Notes		8.13	4/1/22	12,510,000		13,761,000
United Surgical Partners
International, Gtd. Notes		9.00	4/1/20	4,185,000		4,530,262
						59,097,308
Home Construction--3.0%
Ashton Woods USA/Finance,
Sr. Unscd. Notes		6.88	2/15/21	5,893,000	c	5,642,548
Beazer Homes USA,
Gtd. Notes		5.75	6/15/19	4,775,000		4,536,250
Brookfield Residential Properties,
Gtd. Notes		6.50	12/15/20	5,435,000	c	5,665,988
Shea Homes Funding,
Sr. Scd. Notes		8.63	5/15/19	5,615,000		5,951,900
Taylor Morrison Communities,
Gtd. Notes		5.25	4/15/21	835,000	c	818,300
Taylor Morrison Communities,
Gtd. Notes		7.75	4/15/20	2,411,000	c	2,591,825
Weekley Homes,
Sr. Unscd. Bonds		6.00	2/1/23	5,492,000		5,340,970
Weyerhauser Real Estate,
Sr. Unscd. Notes		5.88	6/15/24	3,160,000	c	3,156,050
William Lyon Homes,
Gtd. Notes		8.50	11/15/20	5,290,000		5,739,650
						39,443,481
Industrial Services--2.9%
Aecom Technology,
Gtd. Notes		5.75	10/15/22	172,000	c	174,150
Algeco Scotsman Global Finance,
Sr. Scd. Notes		8.50	10/15/18	4,355,000	c	4,485,650
Algeco Scotsman Global Finance,
Sr. Scd. Notes	EUR	9.00	10/15/18	2,125,000	b	2,804,776
Algeco Scotsman Global Finance,
Gtd. Notes		10.75	10/15/19	5,130,000	c	4,950,450

Galapagos Holding,
Sr. Scd. Notes	EUR	7.00	6/15/22	5,750,000	c	6,790,509
Hillman Group,
Sr. Unscd. Notes		6.38	7/15/22	5,100,000	c	4,959,750
Interline Brands,
Sr. Unscd. Notes		10.00	11/15/18	4,355,000		4,561,863
Mueller Water Products,
Gtd. Notes		8.75	9/1/20	1,808,236		1,952,895
StoneMor Partners,
Gtd. Notes		7.88	6/1/21	2,645,000	c	2,737,575
Zachry Holdings,
Sr. Unscd. Notes		7.50	2/1/20	4,655,000	c	4,794,650
						38,212,268
Insurance--1.9%
Hockey Merger Sub 2,
Sr. Unscd. Notes		7.88	10/1/21	4,755,000	c	4,891,706
Hub Holdings,
Sr. Unscd. Notes		8.13	7/15/19	7,755,000	c	7,619,288
Onex York Acquisition,
Gtd. Notes		8.50	10/1/22	4,630,000	c	4,618,425
USI,
Sr. Unscd. Notes		7.75	1/15/21	7,865,000	c	7,865,000
						24,994,419
Media/Entertainment--3.3%
AMC Networks,
Gtd. Notes		7.75	7/15/21	1,220,000		1,335,900
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B		6.50	11/15/22	3,115,000		3,200,663
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. A		7.63	3/15/20	625,000		646,875
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B		7.63	3/15/20	2,460,000		2,564,550
Cumulus Media Holdings,
Gtd. Notes		7.75	5/1/19	5,025,000	b	5,169,469
Gray Television,
Gtd. Notes		7.50	10/1/20	6,790,000		6,976,725
iHeartCommunications,
Sr. Scd. Notes		9.00	12/15/19	3,935,000		3,979,269

iHeartCommunications,
Sr. Scd. Notes	9.00	3/1/21	2,285,000		2,282,144
Lamar Media,
Gtd. Notes	5.38	1/15/24	4,105,000	c	4,135,788
Nexstar Broadcasting,
Gtd. Notes	6.88	11/15/20	5,800,000		5,974,000
Sinclair Television Group,
Gtd. Notes	5.63	8/1/24	2,520,000	c	2,438,100
Sinclair Television Group,
Gtd. Notes	6.38	11/1/21	2,105,000		2,162,888
Townsquare Radio,
Gtd. Notes	9.00	4/1/19	2,200,000	c	2,381,500
					43,247,871
Metals & Mining--2.9%
ArcelorMittal,
Sr. Unscd. Bonds	10.35	6/1/19	3,767,000	d	4,609,866
Calcipar,
Sr. Scd. Notes	6.88	5/1/18	5,540,000	c	5,733,900
Consol Energy,
Gtd. Notes	5.88	4/15/22	4,015,000	c	3,969,831
FMG Resources (August 2006),
Gtd. Notes	6.88	4/1/22	2,034,000	b,c	2,077,223
FMG Resources (August 2006),
Gtd. Notes	8.25	11/1/19	3,435,000	b,c	3,563,813
Global Brass & Copper,
Sr. Scd. Notes	9.50	6/1/19	2,745,000		3,060,675
Murray Energy,
Sr. Scd. Notes	8.63	6/15/21	4,800,000	c	4,992,000
Ryerson,
Sr. Scd. Notes	9.00	10/15/17	5,575,000		5,895,563
Steel Dynamics,
Gtd. Notes	5.13	10/1/21	1,015,000	b,c	1,030,225
Westmoreland Coal,
Sr. Scd. Notes	10.75	2/1/18	2,925,000		3,078,563
					38,011,659
Packaging--5.2%
AEP Industries,
Sr. Unscd. Notes	8.25	4/15/19	3,020,000		3,140,800

Albea Beauty Holdings,
Sr. Scd. Notes		8.38	11/1/19	9,092,000	c	9,739,805
Ardagh Finance Holdings,
Sr. Unscd. Notes		8.63	6/15/19	5,475,000	b,c	5,529,750
Ardagh Packaging Finance,
Gtd. Notes		6.00	6/30/21	1,525,000	c	1,467,813
Ardagh Packaging Finance,
Gtd. Notes		6.75	1/31/21	7,750,000	b,c	7,769,375
Ardagh Packaging Finance,
Gtd. Notes		9.13	10/15/20	2,080,000	c	2,251,600
Ardagh Packaging Finance,
Gtd. Notes	EUR	9.25	10/15/20	1,000,000		1,357,786
Beverage Packaging Holdings II,
Gtd. Notes		5.63	12/15/16	7,075,000	c	7,039,625
BWAY Holding,
Sr. Unscd. Notes		9.13	8/15/21	9,715,000	c	9,812,150
Reynolds Group,
Gtd. Notes		8.50	5/15/18	6,355,000	d	6,585,369
Reynolds Group,
Gtd. Notes		9.88	8/15/19	6,510,000		7,038,938
Signode Industrial Group,
Sr. Unscd. Notes		6.38	5/1/22	6,740,000	c	6,487,250
						68,220,261
Paper--.3%
Sappi Papier Holding,
Sr. Scd. Notes		6.63	4/15/21	1,570,000	c	1,632,800
Sappi Papier Holding,
Sr. Scd. Notes		7.75	7/15/17	1,075,000	c	1,161,000
Sappi Papier Holding,
Sr. Scd. Notes		8.38	6/15/19	895,000	c	968,838
						3,762,638
Pharmaceuticals--2.5%
Capsugel,
Sr. Unscd. Notes		7.00	5/15/19	8,164,000	c	8,158,898
JLL/Delta Dutch Newco,
Sr. Unscd. Notes		7.50	2/1/22	7,290,000	c	7,389,326
Salix Pharmaceuticals,
Gtd. Notes		6.00	1/15/21	3,920,000	c	4,253,200

Valeant Pharmaceuticals
International, Gtd. Notes		5.63	12/1/21	385,000	c	384,519
Valeant Pharmaceuticals
International, Gtd. Notes		6.38	10/15/20	2,700,000	c	2,784,375
Valeant Pharmaceuticals
International, Gtd. Notes		6.75	8/15/18	6,935,000	c	7,333,763
Valeant Pharmaceuticals
International, Gtd. Notes		6.75	8/15/21	1,440,000	c	1,499,400
						31,803,481
Retailers--1.5%
DriveTime Automotive Group,
Sr. Scd. Notes		8.00	6/1/21	4,730,000	b,c	4,528,975
Neiman Marcus Group,
Gtd. Notes		8.00	10/15/21	3,940,000	c	4,117,300
Neiman Marcus Group,
Gtd. Notes		8.75	10/15/21	3,905,000	c	4,129,538
New Look Bondco I,
Sr. Scd. Notes	GBP	8.75	5/14/18	2,400,000		4,075,545
Rite Aid,
Gtd. Notes		6.75	6/15/21	2,540,000	b	2,609,850
						19,461,208
Technology--5.8%
Alcatel-Lucent USA,
Sr. Unscd. Debs.		6.45	3/15/29	3,955,000		3,747,363
Alcatel-Lucent USA,
Gtd. Notes		6.75	11/15/20	3,060,000	b,c	3,121,200
Amkor Technology,
Sr. Unscd. Notes		6.38	10/1/22	3,440,000		3,577,600
Audatex North America,
Gtd. Notes		6.00	6/15/21	4,020,000	c	4,140,600
Audatex North America,
Gtd. Notes		6.13	11/1/23	1,040,000	c	1,071,200
CDW Finance,
Gtd. Bonds		6.00	8/15/22	3,350,000		3,492,375
CDW Finance,
Gtd. Notes		8.50	4/1/19	1,398,000		1,488,870
Ceridian,
Sr. Scd. Notes		8.88	7/15/19	2,050,000	c	2,278,063

Ceridian/Comdata,
Gtd. Notes		8.13	11/15/17	3,515,000	c	3,528,181
Ceridian HCM Holding,
Sr. Unscd. Notes		11.00	3/15/21	1,345,000	c	1,531,619
CommScope,
Gtd. Notes		5.50	6/15/24	2,145,000	c	2,118,188
CommScope Holdings,
Sr. Unscd. Notes		6.63	6/1/20	6,186,000	c	6,402,510
Denali Borrower,
Sr. Scd. Notes		5.63	10/15/20	3,780,000	c	3,898,125
Eagle Midco,
Sr. Unscd. Notes		9.00	6/15/18	1,590,000	c	1,631,738
Epicor Software,
Gtd. Notes		8.63	5/1/19	4,410,000		4,685,625
First Data,
Sr. Scd. Notes		6.75	11/1/20	442,000	c	469,625
First Data,
Scd. Notes		8.25	1/15/21	1,979,000	b,c	2,107,635
First Data,
Scd. Notes		8.75	1/15/22	3,000,000	c	3,195,000
First Data,
Gtd. Notes		10.63	6/15/21	1,346,000		1,537,805
First Data,
Gtd. Notes		11.25	1/15/21	1,363,000	d	1,555,524
First Data,
Gtd. Notes		11.75	8/15/21	5,205,000		6,050,813
Infor Software Parent,
Sr. Unscd. Notes		7.13	5/1/21	3,275,000	c	3,258,625
NCR,
Gtd. Notes		5.88	12/15/21	775,000		796,313
NCR,
Gtd. Notes		6.38	12/15/23	975,000		1,026,188
Sophia,
Gtd. Notes		9.75	1/15/19	1,690,000	c	1,825,200
Sophia Holding Finance,
Gtd. Notes		9.63	12/1/18	2,795,000	b,c	2,836,925
TES Finance,
Sr. Scd. Bonds	GBP	6.75	7/15/20	2,315,000		3,546,527

					74,919,437
Transportation Services--2.1%
Marquette Transportation Finance,
Scd. Notes	10.88	1/15/17	8,115,000		8,510,606
Navios Maritime Acquisition,
Sr. Scd. Notes	8.13	11/15/21	6,265,000	c	6,077,050
Navios Maritime Holdings Finance,
Sr. Scd. Notes	7.38	1/15/22	4,287,000	b,c	4,088,726
Navios South American Logistics,
Gtd. Notes	7.25	5/1/22	6,815,000	c	6,763,888
XPO Logistics,
Sr. Unscd. Notes	7.88	9/1/19	1,125,000	c	1,167,188
					26,607,458
Wireless Communications--5.6%
Altice,
Sr. Scd. Notes	7.75	5/15/22	3,880,000	c	4,015,800
Digicel Group,
Sr. Unscd. Notes	7.13	4/1/22	2,200,000	c	2,201,100
Digicel Group,
Sr. Unscd. Notes	8.25	9/30/20	9,130,000	c	9,450,463
Eileme 2,
Sr. Scd. Notes	11.63	1/31/20	2,385,000	c	2,766,600
iHeartCommunications,
Gtd. Notes	14.00	2/1/21	4,101,257	b	3,762,903
Sprint,
Gtd. Notes	7.25	9/15/21	2,609,000	c	2,723,144
Sprint Communications,
Gtd. Notes	7.00	3/1/20	3,870,000	c	4,252,163
Sprint Communications,
Sr. Unscd. Notes	7.00	8/15/20	5,055,000		5,295,113
Sprint Communications,
Gtd. Notes	9.00	11/15/18	5,185,000	c	6,001,638
Sprint Communications,
Sr. Unscd. Notes	11.50	11/15/21	2,525,000		3,244,625
T-Mobile USA,
Gtd. Notes	6.50	1/15/24	6,320,000	b	6,414,800
T-Mobile USA,
Gtd. Notes	6.63	4/28/21	4,610,000		4,742,538

T-Mobile USA,
Gtd. Notes		6.73	4/28/22	3,735,000		3,833,044
T-Mobile USA,
Gtd. Notes		6.84	4/28/23	4,080,000	b	4,207,500
Wind Acquisition Finance,
Gtd. Notes		7.38	4/23/21	9,390,000	c	9,460,425
						72,371,856
Wireline Communications--3.5%
CenturyLink,
Sr. Unscd. Notes, Ser. V		5.63	4/1/20	6,185,000		6,403,021
CenturyLink,
Sr. Unscd. Notes, Ser. W		6.75	12/1/23	2,305,000	b	2,480,756
Cincinnati Bell,
Gtd. Notes		8.38	10/15/20	4,185,000		4,436,100
Frontier Communications,
Sr. Unscd. Notes		6.25	9/15/21	3,270,000		3,245,475
Frontier Communications,
Sr. Unscd. Notes		7.13	1/15/23	1,005,000		1,030,125
Frontier Communications,
Sr. Unscd. Notes		8.75	4/15/22	3,550,000		4,011,500
Level 3 Financing,
Gtd. Notes		7.00	6/1/20	900,000		952,875
Level 3 Financing,
Gtd. Notes		8.13	7/1/19	1,870,000		2,000,900
Level 3 Financing,
Gtd. Notes		8.63	7/15/20	3,100,000		3,371,250
Sable International Finance,
Sr. Scd. Notes		8.75	2/1/20	4,990,000	c	5,464,050
Telecom Italia,
Sr. Unscd. Notes	GBP	6.38	6/24/19	2,300,000		4,059,272
Telecom Italia Capital,
Gtd. Notes		6.00	9/30/34	2,705,000		2,661,044
Windstream,
Gtd. Notes		7.75	10/15/20	3,740,000	b	3,955,050
Windstream,
Gtd. Notes		7.75	10/1/21	1,065,000		1,139,550
						45,210,968
Total Bonds and Notes

(cost $1,220,006,373)					1,218,101,451

Floating Rate Loan Interests--1.3%
Construction Machinery--.4%
Neff Rental,
Second Lien Term Loan	7.25	5/21/21	5,750,000	d	5,778,750
Consumer Cyclical Services--.1%
Delta 2,
Second Lien Term Loan	7.75	7/29/22	1,500,000	d	1,497,188
Packaging--.2%
Rexam,
Term Loan	8.00	4/11/22	3,000,000	d	2,996,250
Energy--.6%
Templar Energy,
Second Lien Term Loan	8.50	11/25/20	7,500,000	d	7,284,375
Total Floating Rate Loan Interests
(cost $17,707,145)					17,556,563

Preferred Stocks--.4%			Shares		Value ($)
Finance Companies
GMAC Capital Trust I,
Ser. 2, 8.13%
(cost $4,475,208)			172,552	[d]	4,591,609

Common Stocks--.1%
Metals & Mining
Global Brass & Copper Holdings
(cost $1,687,151)			101,940		1,495,460

Other Investment--3.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $47,493,515)			47,493,515	[e]	47,493,515
Investment of Cash Collateral for
Securities Loaned--3.9%
Registered Investment Company;
Dreyfus Institutional Cash

Advantage Fund
(cost $50,942,517)	50,942,517 [e]	50,942,517
Total Investments (cost $1,342,311,909)	103.0%	1,340,181,115
Liabilities, Less Cash and Receivables	(3.0%)	(39,274,793)
Net Assets	100.0%	1,300,906,322

a Principal amount stated in U.S. Dollars unless otherwise noted.
EUR--Euro
GBP--British Pound
b Security, or portion thereof, on loan. At September 30, 2014, the value of the fund's securities on loan was
$69,998,848 and the value of the collateral held by the fund was $76,257,803, consisting of cash collateral of
$50,942,517 and U.S. Government and Agency securities valued at $25,315,286.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities were valued at $596,183,346 or 45.8% of net assets.
d Variable rate security--interest rate subject to periodic change.
e Investment in affiliated money market mutual fund.

At September 30, 2014, net unrealized depreciation on investments was $2,130,794 of which $17,701,820 related to appreciated investment securities and $19,832,614 related to depreciated investment securities. At September 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	93.6
Money Market Investments	7.6
Bank Loans	1.3
Preferred Stocks	.4
Common Stocks	.1
103.0

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
September 30, 2014 (Unaudited)

		Foreign
Forward Foreign Currency		Currency			Unrealized
Exchange Contracts		Amounts	Proceeds ($)	Value ($)	Appreciation ($)
Sales:

British Pound,
Expiring:
10/31/2014	a	5,110,000	8,351,416	8,281,804	69,612
10/31/2014	b	9,435,000	15,408,968	15,291,354	117,614

Euro,
Expiring:
10/31/2014	a	4,835,000	6,216,923	6,108,158	108,765
10/31/2014	c	4,260,000	5,475,680	5,381,748	93,932
10/31/2014	b	4,855,000	6,239,476	6,133,424	106,052
10/31/2014	d	4,945,000	6,354,906	6,247,123	107,783

					603,758

Counterparties:

a Barclays Bank
b Goldman Sachs International
c Commonwealth Bank of Australia
d Morgan Stanley Capital Services

The following is a summary of the inputs used as of September 30, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	1,218,101,451	-	1,218,101,451
Equity Securities - Domestic Common Stocks+	1,495,460	-	-	1,495,460
Floating Rate Loan Interests+	-	17,556,563	-	17,556,563
Preferred Stocks+	-	4,591,609	-	4,591,609
Mutual Funds	98,436,032	-	-	98,436,032
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	603,758	-	603,758

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.
Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the
Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).
Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.
U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.
The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New
York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S.
Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of
New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 17, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	November 17, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)